CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Jul. 24, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED BALANCE SHEETS
Allowance	$ 513		$ 200	$ 100
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	132,000,000	132,000,000
Common stock, shares issued	116,463,284		102,843,612	102,649,701
Common stock, shares outstanding	116,463,284		102,843,612	102,649,701